Segment Reporting	12 Months Ended
Apr. 28, 2018
Segment Reporting
14.	Segment Reporting

The Company’s two operating segments are B&N Retail and NOOK.

B&N Retail

This segment includes 630 bookstores as of April 28, 2018, primarily under the Barnes & Noble Booksellers trade name. These Barnes & Noble stores generally offer a comprehensive trade book title base, a café, and departments dedicated to Juvenile, Toys & Games, DVDs, Music & Vinyl, Gift, Magazine, Bargain products and a dedicated NOOK® area. The stores also offer a calendar of ongoing events, including author appearances and children’s activities. The B&N Retail segment also includes the Company’s eCommerce website, www.barnesandnoble.com, and its publishing operation, Sterling Publishing Co., Inc.

NOOK

This segment includes the Company’s digital business, including the development and support of the Company’s NOOK® product offerings. The digital business includes digital content such as eBooks, digital newsstand and sales of NOOK® devices and accessories to B&N Retail.

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
B&N Retail	$3,575,614	$3,784,655	$4,028,614
NOOK	111,487	146,514	191,520
Elimination(a)	(24,821)	(36,611)	(56,290)

Total	$3,662,280	$3,894,558	$4,163,844

Sales by Product Line	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
Media (b)	69%	70%	70%
Digital (c)	3%	3%	5%
Other (d)	28%	27%	25%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
B&N Retail	$94,334	$98,877	$101,888
NOOK	12,006	19,010	33,975

Total	$106,340	$117,887	$135,863

Operating Income (Loss)	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
B&N Retail	$(119,394)	$90,663	$113,296
NOOK	(8,464)	(36,355)	(98,640)

Total	$(127,858)	$54,308	$14,656

Capital Expenditures	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
B&N Retail	$80,670	$89,706	$81,277
NOOK	6,981	6,552	12,997

Total	$87,651	$96,258	$94,274

Total Assets(e)		As of April 28, 2018	As of April 29, 2017
B&N Retail		$1,724,279	$1,897,122
NOOK		25,289	35,799

Total		$1,749,568	$1,932,921

(a)	Represents sales from NOOK to B&N Retail on a sell-through basis.
(b)	Includes tangible books, music, movies, rentals and newsstand.
(c)	Includes NOOK®, related accessories, eContent and warranties.
(d)	Includes Toys & Games, café products, gifts and miscellaneous other.
(e)	Excludes intercompany balances.

A reconciliation of operating income (loss) from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
Reportable segments operating income (loss)	$(127,858)	$54,308	$14,656
Interest expense, net and amortization of deferred financing costs	(9,837)	(7,509)	(8,770)

Consolidated income (loss) before taxes	$(137,695)	$46,799	$5,886